Note 3. Related Party Transactions Not Disclosed Elsewhere	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Policies
Note 3. Related Party Transactions Not Disclosed Elsewhere

Note 3. Related Party Transactions Not Disclosed Elsewhere

Mr. Zekri, our former Secretary and director, provided without cost to the Company his services valued at $800 per month which totaled $4,800 for 2013. He also provided without cost to the Company office space valued at $200 per month, which totaled $1,200 for the six-month period ended June 30, 2013.

On December 23, 2013, in consideration for the investment by Mr. Weissberg of a total of $91,545, we issued and sold 2,000,000 shares of Common Stock for $20,000 and issued a convertible note in the principal amount of $71,545 for the remainder of the investment. Mr. Weissberg was appointed our CEO, CFO and Chairman on December 27, 2013. These 2,000,000 shares were sold at a price of $0.10, which represented a discount to market at the date of the transaction. In addition, the $71,545 note was convertible at a price of $1.00 per share, also a discount to market at the date of the transaction. The shares were valued at the closing price as of December 23, 2013, the date of the transaction, and resulted in recognition of $1,000,000 in compensation services for the year ended December 31, 2013.

During the 2nd quarter of 2014, Mr. Weissberg transferred and assigned $62,383, including accrued interest, of the principal amount of his $71,545 convertible note to several unaffiliated, third-party, accredited investors, retaining $11,536. All of these notes, in addition to a total of $57,373 evidenced by 11 other convertible notes held by non-affiliates, were converted by the holders, including Mr. Weissberg, the only affiliate, prior to June 30, 2014. The Company recognized a loss of $23.7 million because the conversion prices of $0.35 and $1.00 per share, respectively, were at a discount from the market price of the shares on the dates of the original issuances of the convertible notes and the fact that the conversion prices were not adjusted for the 1:100 reverse split.

Note 3. Related Party Transactions Not Disclosed Elsewhere

Mr. Zekri, our former Secretary and director, provided without cost to the Company his services valued at $800 per month which totaled $4,800 for 2013. He also provided without cost to the Company office space valued at $200 per month, which totaled $1,200 for the six-month period ended June 30, 2013.

On December 23, 2013, in consideration for the investment by Mr. Weissberg of a total of $91,545, we issued and sold 2,000,000 shares of Common Stock for $20,000 and issued a convertible note in the principal amount of $71,545 for the remainder of the investment. Mr. Weissberg was appointed our CEO, CFO and Chairman on December 27, 2013. These 2,000,000 shares were sold at a price of $0.10, which represented a discount to market at the date of the transaction. In addition, the $71,545 note was convertible at a price of $1.00 per share, also a discount to market at the date of the transaction. The shares were valued at the closing price as of December 23, 2013, the date of the transaction, and resulted in recognition of $1,000,000 in compensation services for the year ended December 31, 2013.

During the 2nd quarter of 2014, Mr. Weissberg transferred and assigned $62,383, including accrued interest, of the principal amount of his $71,545 convertible note to several unaffiliated, third-party, accredited investors, retaining $11,536. All of these notes, in addition to a total of $57,373 evidenced by 11 other convertible notes held by non-affiliates, were converted by the holders, including Mr. Weissberg, the only affiliate, prior to June 30, 2014. The Company recognized a loss of $23.7 million because the conversion prices of $0.35 and $1.00 per share, respectively, were at a discount from the market price of the shares on the dates of the original issuances of the convertible notes and the fact that the conversion prices were not adjusted for the 1:100 reverse split.